Revenue - Narrative (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Deferred Revenue	$ 63.1	$ 44.0	$ 86.9	$ 8.2